Charles J. Bair (858) 550-6142 cbair@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

February 10, 2010

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 4720

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Jeffrey Riedler

John Krug

Daniel Greenspan

Vanessa Robertson

Joel Parker

Re:	Trius Therapeutics, Inc.
Registration Statement on Form S-1 (File No. 333-162945)
Amendment No. 3 Filed February 10, 2010

Dear Ms. Robertson and Messrs. Riedler, Krug, Greenspan and Parker:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Trius Therapeutics, Inc. (the “Company”), is Amendment No. 3 (“Amendment No. 3”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on November 6, 2009. The copy of Amendment No. 3 attached hereto as Exhibit A is marked to show changes to Amendment No. 2 to the Registration Statement filed with the Commission on January 5, 2010 (“Amendment No. 2”).

Amendment No. 3 is being filed to provide the Company’s financial information for the period ended December 31, 2009 and to reflect a one-for-8.6 reverse stock split of the Company’s outstanding common stock. Furthermore, Amendment No. 3 includes revisions to Amendment No. 2 that are consistent with those previously provided supplementally to the staff of the Commission (the “Staff”) in response to both telephonic and written comments received from the Staff with respect to Amendment No. 2 and the supplemental correspondence delivered to the Staff on January 13, 2010 and January 22, 2010 (the “Supplemental Correspondence”). In addition, Amendment No. 3 includes artwork on the inside of the front cover of the prospectus that has not been previously provided to the Staff. Finally, please note that Amendment No. 3 excludes the preliminary proposed pricing information that was previously provided to the Staff in the Supplemental Correspondence (the “Pricing Information”). As discussed with the Staff, the Company intends to include the Pricing Information in a subsequent amendment to the Registration Statement to be filed following the Staff’s review of Amendment No. 3, and does not currently anticipate any change in the Pricing Information from what was previously provided to the Staff in the Supplemental Correspondence.

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM

February 10, 2010

Page Two

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 3 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 3 to me at (858) 550-6142 or Ethan E. Christensen, Esq. at (858) 550-6076.

Sincerely,

Cooley Godward Kronish LLP

/s/ Charles J. Bair, Esq.

cc:	Jeffrey Stein, Ph.D., Trius Therapeutics, Inc.
John P. Schmid, Trius Therapeutics, Inc.
M. Wainwright Fishburn, Jr., Esq., Cooley Godward Kronish LLP
Ethan E. Christensen, Esq., Cooley Godward Kronish LLP
Patrick A. Pohlen, Esq., Latham & Watkins LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121 T: (858) 550-6000 F: (858) 550-6420 WWW.COOLEY.COM